                         Supplement Dated May 1, 2015
                                      To
                        Prospectus Dated April 29, 2013

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                             MetLife Asset Builder

                            Group Annuity Contracts
                 Issued by Metropolitan Life Insurance Company

This Supplement updates information contained in the Metropolitan Life Separate Account E ("Separate Account") prospectus dated April 29, 2013 (the "Prospectus"). Please write or call Metropolitan Life Insurance Company, MetLife Life & Income Funding Solutions, P.O. Box 14660, Lexington, KY 40512-4660, Attention: MetLife Asset Builder Unit, (866) 438-6477, if you need another copy of the Prospectus. Upon request, financial statements for the insurance company will be sent to you without charge.

The Prospectus describes group MetLife Asset Builder Contracts ("Contracts") issued by Metropolitan Life Insurance Company ("MetLife"). Unless otherwise indicated page numbers refer to the April 29, 2013 prospectus. The Contracts are no longer available to new purchasers or to new enrollments. Contract owners may continue to make additional purchase payments.

1. The currently available investment choices are:

          American Funds(R)               BlackRock Bond Income
                                        Portfolio
            American Funds Bond           BlackRock Capital
          Fund                          Appreciation Portfolio
            American Funds Global         BlackRock Large Cap
          Small Capitalization Fund     Value Portfolio
            American Funds Growth         BlackRock Money Market
          Fund                          Portfolio
            American Funds                Frontier Mid Cap
          Growth-Income Fund            Growth Portfolio
          Met Investors Fund              Jennison Growth
                                        Portfolio
            American Funds(R)             Loomis Sayles Small
          Balanced Allocation           Cap Core Portfolio
          Portfolio
            American Funds(R)             Loomis Sayles Small
          Growth Allocation             Cap Growth Portfolio
          Portfolio
            American Funds(R)             Met/Artisan Mid Cap
          Moderate Allocation           Value Portfolio
          Portfolio
            Clarion Global Real           MetLife Asset
          Estate Portfolio              Allocation 20 Portfolio
            ClearBridge Aggressive        MetLife Asset
          Growth Portfolio              Allocation 40 Portfolio
            Harris Oakmark                MetLife Asset
          International Portfolio       Allocation 60 Portfolio
            Invesco Mid Cap Value         MetLife Asset
          Portfolio                     Allocation 80 Portfolio
            Invesco Small Cap             MetLife Mid Cap Stock
          Growth Portfolio              Index Portfolio
            Loomis Sayles Global          MetLife Stock Index
          Markets Portfolio             Portfolio
            Lord Abbett Bond              MFS(R) Total Return
          Debenture Portfolio           Portfolio
            MetLife Asset                 MFS(R) Value Portfolio
          Allocation 100 Portfolio
            MFS(R) Research               MSCI EAFE(R) Index
          International Portfolio       Portfolio
            Morgan Stanley Mid Cap        Neuberger Berman
          Growth Portfolio              Genesis Portfolio
            Oppenheimer Global            Russell 2000(R) Index
          Equity Portfolio              Portfolio
            PIMCO Inflation               T. Rowe Price Large
          Protected Bond Portfolio      Cap Growth Portfolio
            PIMCO Total Return            T. Rowe Price Small
          Portfolio                     Cap Growth Portfolio
            SSGA Growth and Income        Western Asset
          ETF Portfolio                 Management Strategic Bond
            SSGA Growth ETF               Opportunities Portfolio
          Portfolio
            T. Rowe Price Mid Cap         Western Asset
          Growth Portfolio              Management U.S.
            WMC Large Cap Research      Government
          Portfolio                       Portfolio
          Metropolitan Fund               WMC Balanced Portfolio
            Baillie Gifford               WMC Core Equity
          International Stock           Opportunities Portfolio
          Portfolio
            Barclays Aggregate
          Bond Index Portfolio

2. Separate Account Charge

We are waiving 0.08% of the Separate Account Charge for the Investment Division investing in the WMC Large Cap Research Portfolio. We are waiving an amount equal to the Portfolio expenses that are in excess of 0.62% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Met Investors Series Trust.

                                                                                            Minimum Maximum
                                                                                            ------- -------
Total Annual Fund Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution
and/or service (12b-1) fees, and other expenses)                                             0.27%   1.03%

Portfolio Fees and Expenses
(as a percentage of average daily net assets)

                                                           Distribution          Acquired   Total                  Net Total
                                                              and/or               Fund    Annual     Fee Waiver    Annual
                                                Management   Service     Other   Fees and Operating and/or Expense Operating
                  Portfolio                        Fee     (12b-1) Fees Expenses Expenses Expenses  Reimbursement  Expenses
----------------------------------------------  ---------- ------------ -------- -------- --------- -------------- ---------
American Funds(R) -- Class 2
  American Funds Bond Fund.....................    0.37%       0.25%      0.02%      --     0.64%          --        0.64%
  American Funds Global Small Capitalization
   Fund........................................    0.70%       0.25%      0.04%      --     0.99%          --        0.99%
  American Funds Growth Fund...................    0.33%       0.25%      0.02%      --     0.60%          --        0.60%
  American Funds Growth-Income Fund............    0.27%       0.25%      0.02%      --     0.54%          --        0.54%
Met Investors Fund
  American Funds(R) Balanced Allocation
   Portfolio -- Class B........................    0.06%       0.25%        --     0.42%    0.73%          --        0.73%
  American Funds(R) Growth Allocation
   Portfolio -- Class B........................    0.06%       0.25%      0.01%    0.43%    0.75%          --        0.75%
  American Funds(R) Moderate Allocation
   Portfolio -- Class B........................    0.06%       0.25%      0.01%    0.40%    0.72%          --        0.72%
  Clarion Global Real Estate Portfolio --
   Class A.....................................    0.59%         --       0.05%      --     0.64%          --        0.64%
  ClearBridge Aggressive Growth Portfolio --
   Class A.....................................    0.55%         --       0.02%      --     0.57%        0.01%       0.56%
  Harris Oakmark International Portfolio --
   Class A.....................................    0.77%         --       0.06%      --     0.83%        0.02%       0.81%
  Invesco Mid Cap Value Portfolio --
   Class A.....................................    0.64%         --       0.05%    0.04%    0.73%        0.02%       0.71%
  Invesco Small Cap Growth Portfolio --
   Class A.....................................    0.84%         --       0.03%      --     0.87%        0.01%       0.86%
  Loomis Sayles Global Markets Portfolio --
   Class B.....................................    0.70%       0.25%      0.08%      --     1.03%          --        1.03%
  Lord Abbett Bond Debenture Portfolio --
   Class A.....................................    0.51%         --       0.04%      --     0.55%        0.01%       0.54%
  MetLife Asset Allocation 100 Portfolio --
   Class A.....................................    0.07%         --       0.01%    0.68%    0.76%          --        0.76%
  MFS(R) Research International Portfolio --
   Class A.....................................    0.69%         --       0.07%      --     0.76%        0.06%       0.70%
  Morgan Stanley Mid Cap Growth Portfolio --
   Class A.....................................    0.64%         --       0.05%      --     0.69%        0.01%       0.68%
  Oppenheimer Global Equity Portfolio --
   Class A.....................................    0.66%         --       0.08%      --     0.74%        0.06%       0.68%
  PIMCO Inflation Protected Bond Portfolio --
   Class A.....................................    0.47%         --       0.09%      --     0.56%        0.01%       0.55%
  PIMCO Total Return Portfolio -- Class A......    0.48%         --       0.03%      --     0.51%        0.04%       0.47%
  SSGA Growth and Income ETF Portfolio --
   Class A.....................................    0.30%         --       0.01%    0.22%    0.53%          --        0.53%
  SSGA Growth ETF Portfolio -- Class A.........    0.31%         --       0.03%    0.24%    0.58%          --        0.58%
  T. Rowe Price Mid Cap Growth Portfolio --
   Class A.....................................    0.75%         --       0.03%      --     0.78%          --        0.78%

                                                        Distribution          Acquired   Total                  Net Total
                                                           and/or               Fund    Annual     Fee Waiver    Annual
                                             Management   Service     Other   Fees and Operating and/or Expense Operating
                Portfolio                       Fee     (12b-1) Fees Expenses Expenses Expenses  Reimbursement  Expenses
-------------------------------------------  ---------- ------------ -------- -------- --------- -------------- ---------
  WMC Large Cap Research Portfolio --
   Class A..................................    0.57%        --        0.03%      --     0.60%        0.05%       0.55%
Metropolitan Fund -- Class A
  Baillie Gifford International Stock
   Portfolio................................    0.79%        --        0.08%      --     0.87%        0.12%       0.75%
  Barclays Aggregate Bond Index Portfolio...    0.25%        --        0.03%      --     0.28%        0.00%       0.28%
  BlackRock Bond Income Portfolio...........    0.32%        --        0.03%      --     0.35%        0.00%       0.35%
  BlackRock Capital Appreciation Portfolio..    0.69%        --        0.02%      --     0.71%        0.06%       0.65%
  BlackRock Large Cap Value Portfolio.......    0.63%        --        0.02%      --     0.65%        0.03%       0.62%
  BlackRock Money Market Portfolio..........    0.34%        --        0.03%      --     0.37%        0.02%       0.35%
  Frontier Mid Cap Growth Portfolio.........    0.71%        --        0.05%      --     0.76%        0.01%       0.75%
  Jennison Growth Portfolio.................    0.59%        --        0.03%      --     0.62%        0.08%       0.54%
  Loomis Sayles Small Cap Core Portfolio....    0.90%        --        0.06%    0.07%    1.03%        0.08%       0.95%
  Loomis Sayles Small Cap Growth
   Portfolio................................    0.90%        --        0.05%      --     0.95%        0.09%       0.86%
  Met/Artisan Mid Cap Value Portfolio.......    0.81%        --        0.03%      --     0.84%          --        0.84%
  MetLife Asset Allocation 20 Portfolio.....    0.09%        --        0.03%    0.52%    0.64%        0.02%       0.62%
  MetLife Asset Allocation 40 Portfolio.....    0.06%        --          --     0.56%    0.62%          --        0.62%
  MetLife Asset Allocation 60 Portfolio.....    0.05%        --          --     0.60%    0.65%          --        0.65%
  MetLife Asset Allocation 80 Portfolio.....    0.05%        --        0.01%    0.65%    0.71%          --        0.71%
  MetLife Mid Cap Stock Index Portfolio.....    0.25%        --        0.05%    0.01%    0.31%        0.00%       0.31%
  MetLife Stock Index Portfolio.............    0.25%        --        0.02%      --     0.27%        0.01%       0.26%
  MFS(R) Total Return Portfolio.............    0.55%        --        0.05%      --     0.60%          --        0.60%
  MFS(R) Value Portfolio....................    0.70%        --        0.02%      --     0.72%        0.14%       0.58%
  MSCI EAFE(R) Index Portfolio..............    0.30%        --        0.10%    0.01%    0.41%        0.00%       0.41%
  Neuberger Berman Genesis Portfolio........    0.80%        --        0.03%      --     0.83%        0.00%       0.83%
  Russell 2000(R) Index Portfolio...........    0.25%        --        0.07%    0.05%    0.37%        0.01%       0.36%
  T. Rowe Price Large Cap Growth Portfolio..    0.60%        --        0.03%      --     0.63%        0.02%       0.61%
  T. Rowe Price Small Cap Growth Portfolio..    0.47%        --        0.04%      --     0.51%          --        0.51%
  Western Asset Management Strategic Bond
   Opportunities Portfolio..................    0.59%        --        0.06%      --     0.65%        0.04%       0.61%
  Western Asset Management U.S. Government
   Portfolio................................    0.47%        --        0.02%      --     0.49%        0.01%       0.48%
  WMC Balanced Portfolio....................    0.46%        --        0.07%      --     0.53%        0.00%       0.53%
  WMC Core Equity Opportunities Portfolio...    0.70%        --        0.03%      --     0.73%        0.11%       0.62%

The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

4. Investment Choices Which Are Fund of Funds

The following Portfolios available within the Metropolitan Fund and Met Investors Fund, are "fund of funds":

MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio

American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.

5. Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment advisers and its fees. You may obtain a Portfolio prospectus by calling 866-438-6477 or through your registered representative. We do not guarantee the investment results of the Portfolios.

   The current Portfolios are listed below, along with their investment managers and any sub-investment managers.

Portfolio                              Investment Objective                   Investment Adviser/Subadviser
---------                              --------------------                   -----------------------------
American Funds(R)

American Funds Bond Fund.............. Seeks as high a level of current       Capital Research and Management
                                       income as is consistent with the       Company
                                       preservation of capital.

American Funds Global Small            Seeks long-term growth of capital.     Capital Research and Management
 Capitalization Fund..................                                        Company

American Funds Growth Fund............ Seeks growth of capital.               Capital Research and Management
                                                                              Company

American Funds Growth-Income Fund..... Seeks long-term growth of capital and  Capital Research and Management
                                       income.                                Company
Met Investors Fund

American Funds(R) Balanced Allocation  Seeks a balance between a high level   MetLife Advisers, LLC
 Portfolio............................ of current income and growth of capital, with a greater emphasis on
                                       growth of capital.

American Funds(R) Growth Allocation    Seeks growth of capital.               MetLife Advisers, LLC
 Portfolio............................

American Funds(R) Moderate Allocation  Seeks a high total return in the form  MetLife Advisers, LLC
 Portfolio............................ of income and growth of capital, with a greater emphasis on income.

Clarion Global Real Estate Portfolio.. Seeks total return through investment  MetLife Advisers, LLC
                                       in real estate securities,             Subadviser: CBRE Clarion Securities
                                       emphasizing both capital appreciation  LLC
                                       and current income.

ClearBridge Aggressive Growth          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio............................                                        Subadviser: ClearBridge Investments,
                                                                              LLC

Portfolio                               Investment Objective                   Investment Adviser/Subadviser
---------                               --------------------                   -----------------------------

Harris Oakmark International Portfolio. Seeks long-term capital appreciation.  MetLife Advisers, LLC
                                                                               Subadviser: Harris Associates L.P.

Invesco Mid Cap Value Portfolio........ Seeks high total return by investing   MetLife Advisers, LLC
                                        in equity securities of mid-sized      Subadviser: Invesco Advisers, Inc.
                                        companies.

Invesco Small Cap Growth Portfolio..... Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                               Subadviser: Invesco Advisers, Inc.

Loomis Sayles Global Markets            Seeks high total investment return     MetLife Advisers, LLC
 Portfolio............................. through a combination of capital       Subadviser: Loomis, Sayles & Company,
                                        appreciation and income.               L.P.

Lord Abbett Bond Debenture Portfolio... Seeks high current income and the      MetLife Advisers, LLC
                                        opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                        to produce a high total return.

MetLife Asset Allocation 100            Seeks growth of capital.               MetLife Advisers, LLC
 Portfolio.............................

MFS(R) Research International           Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio.............................                                        Subadviser: Massachusetts Financial
                                                                               Services Company

Morgan Stanley Mid Cap Growth           Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio.............................                                        Subadviser: Morgan Stanley Investment
                                                                               Management Inc.

Oppenheimer Global Equity Portfolio.... Seeks capital appreciation.            MetLife Advisers, LLC
                                                                               Subadviser: OppenheimerFunds, Inc.

PIMCO Inflation Protected Bond          Seeks maximum real return, consistent  MetLife Advisers, LLC
 Portfolio............................. with preservation of capital and       Subadviser: Pacific Investment
                                        prudent investment management.         Management Company LLC

PIMCO Total Return Portfolio........... Seeks maximum total return,            MetLife Advisers, LLC
                                        consistent with the preservation of    Subadviser: Pacific Investment
                                        capital and prudent investment         Management Company LLC
                                        management.

SSGA Growth and Income ETF              Seeks growth of capital and income.    MetLife Advisers, LLC
 Portfolio.............................                                        Subadviser: SSGA Funds Management,
                                                                               Inc.

SSGA Growth ETF Portfolio.............. Seeks growth of capital.               MetLife Advisers, LLC
                                                                               Subadviser: SSGA Funds Management,
                                                                               Inc.

T. Rowe Price Mid Cap Growth            Seeks long-term growth of capital.     MetLife Advisers, LLC
 Portfolio.............................                                        Subadviser: T. Rowe Price Associates,
                                                                               Inc.

WMC Large Cap Research Portfolio....... Seeks long-term capital appreciation.  MetLife Advisers, LLC
                                                                               Subadviser: Wellington Management
                                                                               Company LLP
Metropolitan Fund

Baillie Gifford International Stock     Seeks long-term growth of capital.     MetLife Advisers, LLC
 Portfolio.............................                                        Subadviser: Baillie Gifford Overseas
                                                                               Limited

Portfolio                              Investment Objective                   Investment Adviser/Subadviser
---------                              --------------------                   -----------------------------

Barclays Aggregate Bond Index          Seeks to track the performance of the  MetLife Advisers, LLC
 Portfolio............................ Barclays U.S. Aggregate Bond Index.    Subadviser: MetLife Investment
                                                                              Management, LLC

BlackRock Bond Income Portfolio....... Seeks a competitive total return       MetLife Advisers, LLC
                                       primarily from investing in            Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.

BlackRock Capital Appreciation         Seeks long-term growth of capital.     MetLife Advisers, LLC
 Portfolio............................                                        Subadviser: BlackRock Advisors, LLC

BlackRock Large Cap Value Portfolio... Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: BlackRock Advisors, LLC

BlackRock Money Market Portfolio...... Seeks a high level of current income   MetLife Advisers, LLC
                                       consistent with preservation of        Subadviser: BlackRock Advisors, LLC
                                       capital.

Frontier Mid Cap Growth Portfolio..... Seeks maximum capital appreciation.    MetLife Advisers, LLC
                                                                              Subadviser: Frontier Capital
                                                                              Management Company, LLC

Jennison Growth Portfolio............. Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Jennison Associates LLC

Loomis Sayles Small Cap Core           Seeks long-term capital growth from    MetLife Advisers, LLC
 Portfolio............................ investments in common stocks or other  Subadviser: Loomis, Sayles & Company,
                                       equity securities.                     L.P.

Loomis Sayles Small Cap Growth         Seeks long-term capital growth.        MetLife Advisers, LLC
 Portfolio............................                                        Subadviser: Loomis, Sayles & Company,
                                                                              L.P.

Met/Artisan Mid Cap Value Portfolio... Seeks long-term capital growth.        MetLife Advisers, LLC
                                                                              Subadviser: Artisan Partners Limited
                                                                              Partnership

MetLife Asset Allocation 20 Portfolio. Seeks a high level of current income,  MetLife Advisers, LLC with growth of capital as a secondary
                                       objective.

MetLife Asset Allocation 40 Portfolio. Seeks high total return in the form    MetLife Advisers, LLC
                                       of income and growth of capital, with
                                       a greater emphasis on income.

MetLife Asset Allocation 60 Portfolio. Seeks a balance between a high level   MetLife Advisers, LLC
                                       of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.

MetLife Asset Allocation 80 Portfolio. Seeks growth of capital.               MetLife Advisers, LLC

MetLife Mid Cap Stock Index            Seeks to track the performance of the  MetLife Advisers, LLC
 Portfolio............................ Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment
                                       Composite Stock Price Index.           Management, LLC

MetLife Stock Index Portfolio......... Seeks to track the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment
                                       Stock Price Index.                     Management, LLC

Portfolio                           Investment Objective                   Investment Adviser/Subadviser
---------                           --------------------                   -----------------------------

MFS(R) Total Return Portfolio...... Seeks a favorable total return         MetLife Advisers, LLC
                                    through investment in a diversified    Subadviser: Massachusetts Financial
                                    portfolio.                             Services Company

MFS(R) Value Portfolio............. Seeks capital appreciation.            MetLife Advisers, LLC
                                                                           Subadviser: Massachusetts Financial
                                                                           Services Company

MSCI EAFE(R) Index Portfolio....... Seeks to track the performance of the  MetLife Advisers, LLC
                                    MSCI EAFE(R) Index.                    Subadviser: MetLife Investment
                                                                           Management, LLC

Neuberger Berman Genesis Portfolio. Seeks high total return, consisting    MetLife Advisers, LLC
                                    principally of capital appreciation.   Subadviser: Neuberger Berman
                                                                           Management LLC

Russell 2000(R) Index Portfolio.... Seeks to track the performance of the  MetLife Advisers, LLC
                                    Russell 2000(R) Index.                 Subadviser: MetLife Investment
                                                                           Management, LLC

T. Rowe Price Large Cap Growth      Seeks long-term growth of capital.     MetLife Advisers, LLC
 Portfolio.........................                                        Subadviser: T. Rowe Price Associates,
                                                                           Inc.

T. Rowe Price Small Cap Growth      Seeks long-term capital growth.        MetLife Advisers, LLC
 Portfolio.........................                                        Subadviser: T. Rowe Price Associates,
                                                                           Inc.

Western Asset Management Strategic  Seeks to maximize total return         MetLife Advisers, LLC
 Bond Opportunities Portfolio...... consistent with preservation of        Subadviser: Western Asset Management
                                    capital.                               Company

Western Asset Management U.S.       Seeks to maximize total return         MetLife Advisers, LLC
 Government Portfolio.............. consistent with preservation of        Subadviser: Western Asset Management
                                    capital and maintenance of liquidity.  Company

WMC Balanced Portfolio............. Seeks long-term capital appreciation   MetLife Advisers, LLC
                                    with some current income.              Subadviser: Wellington Management
                                                                           Company LLP

WMC Core Equity Opportunities       Seeks to provide a growing stream of   MetLife Advisers, LLC
 Portfolio......................... income over time and, secondarily,     Subadviser: Wellington Management
                                    long-term capital appreciation and     Company LLP
                                    current income.

6. Replace the definition of "Good Order" in the Glossary on page 5 with:

A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Divisions affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your MetLife Designated Office before submitting the form or request.

7. Add the following disclosure on page 47 before the heading titled "Advertising Performance".

Cybersecurity Risks

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

                  THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                             FOR FUTURE REFERENCE

 MetLife Life & Income Funding
   Solutions
 P.O. Box 14660                                     TELEPHONE: (866) 438-6477
 Lexington, KY 40512-4660